Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Disclosure of financial assets [line items]
Fair value of equity securities designated at FVOCI that were disposed	$ 5	$ 5	$ 25	$ 10	$ 89
Net realized cumulative after-tax gains reclassifed from AOCI to retained earnings	2	2	9	4	46
Dividend income recognized on equity securities	1	2	0	3	7
Dividend income recognized on equity securities designated at FVOCI that were disposed	$ 0	$ 0	$ 0	$ 0	$ 0